INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments [Abstract]
INVESTMENTS [Text Block]

7.  INVESTMENTS

As at June 30, 2023, the Company's investments consisted of common shares and warrants in an early-stage European cannabis company. The Company owned approximately 9.6% of the investee, or approximately 9% on a diluted basis including exercisable warrants of other investors.

The Company did not exercise the warrants and they expired on February 1, 2023. The Company recorded the remaining value of the warrants as a loss on changes in fair value of the investment during the six months ended June 30, 2023.

Due to the Company's declining share price, the declining share price of comparable public companies and challenging economic factors, the Company determined that impairment indicators were present at June 30, 2023. The initial investment multiples were compared to the guideline public company multiples observed as at June 30, 2023 (0.4 price to book value and 0.5 price to tangible value), with these updated valuation multiples applied to the investee's estimated book value. The Company also considered the status of the investee's milestones since the purchase date, as well as recent transactions in the European cannabis market for indicators of change in value. The Company determined there has been a rapid decline in value of certain European cannabis assets, and, thus, recorded an impairment of the investment totaling $0.5 million during the period ending June 30, 2023. The impairment valuation model for the common shares uses Level 3 inputs of the fair value hierarchy.

A schedule of the Company's investments activity is as follows:

	Investee common shares	Warrants CAD 0.30 exercise price	Warrants CAD 1.00 exercise price	Total
Financial asset hierarchy level	Level 3	Level 3	Level 3
Balance at December 31, 2022	$730	$34	$-	$764
Loss on changes in fair value	(530)	(34)	-	(564)
Balance at June 30, 2023	$200	$-	$-	$200

The loss on changes in fair value appears in the unrealized (gain) loss on changes in fair value caption in the unaudited condensed interim consolidated statements of loss and comprehensive loss.

The value of the investee common shares appears in the investment line on the unaudited condensed interim consolidated statement of financial position.

8. INVESTMENTS

As at December 31, 2022, the Company's investments consist of common shares and warrants to purchase additional common shares in an early-stage European cannabis company. The Company purchased common shares from the investee for Euro 2.0 million ($2.4 million), purchased its first tranche of warrants from existing investors in exchange for 225,000 common shares of the Company, and obtained a second tranche of warrants from the investee as an inducement to exercise some of the first tranche of warrants. As at December 31, 2022, the Company owns approximately 9.6% of the investee, or approximately 9% on a diluted basis including exercisable warrants of the Company and other investors.

The warrants allow the holder to purchase one common share of the investee for CAD 0.30 ($0.22) for the first tranche, and CAD 1.00 ($0.74) for the second tranche. The Company did not exercise the warrants and they expired on February 1, 2023.

The Company's cost of the investments was recorded based on the fair value of the consideration exchanged as at the respective transaction dates. The investee is not a publicly listed entity and has no active quoted prices for its common shares or warrants. The Company has elected the measurement alternative to record the common share investment at cost and test for impairment. The investment had impairment indicators during 2021 and 2022, and impairments were recorded as indicated in the table below. The Company also considers observable transactions of the common shares for indicators of fair value but there have been none. Cumulative impairment related to the common shares was $2.2 million and the net carrying value was $0.7 million at December 31, 2022.

When impairment indicators were present, the investee common shares were valued considering price to book value and price to tangible book value of the investee (3.6 and 4.8, respectively) as well as comparable guideline publicly traded companies at the time of initial investment. These initial investment multiples were compared to the guideline public company multiples observed as at December 31, 2022 (1.4 price to book value and 2.0 price to tangible value), with these updated valuation multiples applied to the investee's estimated book value. The Company also considered the status of the investee's milestones between the purchase date and year-end for indicators of change in value. The impairment valuation model for the common shares uses Level 3 inputs of the fair value hierarchy.

The fair value of the warrants was developed using a Black-Scholes model for each tranche with the following assumptions, using Level 3 inputs of the fair value hierarchy:

	Warrants CAD 0.30 exercise price	Warrants CAD 1.00 exercise price
Share price	$0.21	$0.21
Exercise price	$0.22	$0.74
Volatility	100%	100%
Risk-free interest rate	4.1%	4.1%
Dividend yield	0.0%	0.0%
Expected term in years	0.1	0.1
Fair value	$0.02	$0.00
Quantity owned	1,666,667	333,333
Fair value	$34,000	$-

The share price is based on the calculated value of the investee's common shares as discussed above. The volatility considers actual volatility of comparable guideline public companies.

A schedule of the Company's investments activity is as follows:

	Investee common shares	Warrants CAD 0.30 exercise price	Warrants CAD 1.00 exercise price	Total
Financial asset hierarchy level	Level 3	Level 3	Level 3
Thousands of United States dollars	$	$	$	$
Balance at January 1, 2021	-	-	-	-
Purchases	2,430	2,507	-	4,937
Exercise warrants	496	(418)	101	179
Impairment	(939)	-	-	(939)
Loss on changes in fair value	-	(1,464)	(43)	(1,507)
Balance at December 31, 2021	1,987	625	58	2,670
Impairment	(1,257)	-	-	(1,257)
Loss on changes in fair value	-	(591)	(58)	(649)
Balance at December 31, 2022	730	34	-	764

The impairment of common shares and loss on changes in fair value appear in the unrealized loss on fair value of investments caption in the consolidated statements of loss and comprehensive loss.

The value of the investee common shares appears in the investment line on the consolidated statement of financial position. The value of the warrants appears in current assets within the prepaid expenses and other accrued assets line on the consolidated statement of financial position.

As a sensitivity assessment to the fair value calculations, a 10% change in the valuation multiples applied to the investee common shares results in a 10% change in the fair value as at December 31, 2022 of $0.1 million. Applying a 10% change in share price to the warrants results in a less than $0.1 million change in fair value, and a 10% change in volatility results in a less than $0.1 million change in fair value.